Note 21 - Derivatives - Summary of Fair Value Hedge Relationships (Details) - Interest Rate Swap [Member] - Fair Value Hedging [Member] - Designated as Hedging Instrument [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Remaining Maturity (Year)	8 years 5 months 1 day	9 years 5 months 1 day
Notional Amount	$ 30,000	$ 30,000
Estimated Fair Value		(51)
Notional Amount	30,000	30,000
Estimated Fair Value		$ (51)
Other Assets [Member]
Estimated Fair Value	1,192
Estimated Fair Value	$ 1,192
London Interbank Offered Rate (LIBOR) Swap Rate [Member]
Weighted Average Pay Rate	0.65%	0.65%